Employee Benefit Plans - Obligation and Funded Status (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 323.7	$ 283.6
Change in projected benefit obligations:
Benefit obligations at beginning of year	284.0	326.6
Service cost	0.7	0.9
Interest cost	13.0	11.8
Actuarial loss (gain)	38.9	(42.6)
Plan curtailment and settlements		(0.4)
Benefits paid	(12.3)	(12.3)
Currency translation adjustment	(0.1)
Benefit obligations at end of year	324.2	284.0
Change in plan assets:
Fair value of plan assets at beginning of year	235.0	219.9
Actual return on plan assets	15.6	23.9
Employer contributions	3.8	3.5
Benefits paid	(12.3)	(12.3)
Currency translation adjustment	(0.2)
Plan assets at end of year	241.9	235.0
Funded status, net	(82.3)	(49.0)
Amounts recognized in the consolidated balance sheets consist of:
Total amount recognized in balance sheet	(82.3)	(49.0)
Other long-Term Assets [Member]
Amounts recognized in the consolidated balance sheets consist of:
Total amount recognized in balance sheet	0.5	0.6
Accrued Expenses and Other Current Liabilities [Member]
Amounts recognized in the consolidated balance sheets consist of:
Total amount recognized in balance sheet	(0.1)
Pension and Other Post-retirement Liabilities [Member]
Amounts recognized in the consolidated balance sheets consist of:
Total amount recognized in balance sheet	$ (82.7)	$ (49.6)